SHARE CAPITAL - Summary of stock option information (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 option	Mar. 31, 2026 $ / shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)	3,978,282		3,978,282		3,956,684	1,742,139
Number of options exercisable (in shares)	3,671,060		3,671,060
Estimated grant date fair value | $		$ 31,563
Weighted average remaining life	7 years 7 months 6 days
Option Expiration Period One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			658
Number of options exercisable (in shares)			658
Exercise price (in USD per share) | $ / shares				$ 13.11
Estimated grant date fair value | $		5
Weighted average remaining life	2 months 8 days
Option Expiration Period Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			3,816
Number of options exercisable (in shares)			3,816
Exercise price (in USD per share) | $ / shares				16.72
Estimated grant date fair value | $		35
Weighted average remaining life	2 months 8 days
Option Expiration Period Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			1,974
Number of options exercisable (in shares)			1,974
Exercise price (in USD per share) | $ / shares				21.28
Estimated grant date fair value | $		21
Weighted average remaining life	2 months 8 days
Option Expiration Period Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			2,436
Number of options exercisable (in shares)			2,436
Exercise price (in USD per share) | $ / shares				14.37
Estimated grant date fair value | $		21
Weighted average remaining life	2 months 8 days
Option Expiration Period Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			2,375
Number of options exercisable (in shares)			2,375
Exercise price (in USD per share) | $ / shares				14.37
Estimated grant date fair value | $		20
Weighted average remaining life	2 months 26 days
Option Expiration Period Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			2,501
Number of options exercisable (in shares)			2,501
Exercise price (in USD per share) | $ / shares				110.20
Estimated grant date fair value | $		138
Weighted average remaining life	2 months 26 days
Option Expiration Period Seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			25,657
Number of options exercisable (in shares)			25,657
Exercise price (in USD per share) | $ / shares				30.02
Estimated grant date fair value | $		306
Weighted average remaining life	5 months 26 days
Option Expiration Period Eight
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			13,158
Number of options exercisable (in shares)			13,158
Exercise price (in USD per share) | $ / shares				27.17
Estimated grant date fair value | $		110
Weighted average remaining life	7 months 17 days
Option Expiration Period Nine
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			1,842
Number of options exercisable (in shares)			1,842
Exercise price (in USD per share) | $ / shares				13.11
Estimated grant date fair value | $		15
Weighted average remaining life	9 months
Option Expiration Period Ten
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			3,947
Number of options exercisable (in shares)			3,947
Exercise price (in USD per share) | $ / shares				16.72
Estimated grant date fair value | $		37
Weighted average remaining life	9 months
Option Expiration Period Eleven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			1,974
Number of options exercisable (in shares)			1,974
Exercise price (in USD per share) | $ / shares				21.28
Estimated grant date fair value | $		21
Weighted average remaining life	9 months
Option Expiration Period Twelve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			32,896
Number of options exercisable (in shares)			32,896
Exercise price (in USD per share) | $ / shares				57.00
Estimated grant date fair value | $		940
Weighted average remaining life	9 months
Option Expiration Period Thirteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			526
Number of options exercisable (in shares)			526
Exercise price (in USD per share) | $ / shares				42.94
Estimated grant date fair value | $		11
Weighted average remaining life	11 months 4 days
Option Expiration Period Fourteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			10,526
Number of options exercisable (in shares)			10,526
Exercise price (in USD per share) | $ / shares				38.76
Estimated grant date fair value | $		205
Weighted average remaining life	11 months 8 days
Option Expiration Period Fifteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			248,607
Number of options exercisable (in shares)			248,607
Exercise price (in USD per share) | $ / shares				16.72
Estimated grant date fair value | $		2,308
Weighted average remaining life	2 years 3 months
Option Expiration Period Sixteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			2,632
Number of options exercisable (in shares)			2,632
Exercise price (in USD per share) | $ / shares				30.02
Estimated grant date fair value | $		41
Weighted average remaining life	2 years 5 months 26 days
Option Expiration Period Seventeen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			526
Number of options exercisable (in shares)			526
Exercise price (in USD per share) | $ / shares				21.28
Estimated grant date fair value | $		6
Weighted average remaining life	2 years 11 months 19 days
Option Expiration Period Eighteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			226,977
Number of options exercisable (in shares)			226,977
Exercise price (in USD per share) | $ / shares				21.28
Estimated grant date fair value | $		2,366
Weighted average remaining life	3 years 3 days
Option Expiration Period Nineteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			7,895
Number of options exercisable (in shares)			7,895
Exercise price (in USD per share) | $ / shares				34.20
Estimated grant date fair value | $		124
Weighted average remaining life	6 years 3 months
Option Expiration Period Twenty
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			2,886,389
Number of options exercisable (in shares)			2,879,763
Exercise price (in USD per share) | $ / shares				13.11
Estimated grant date fair value | $		22,836
Weighted average remaining life	8 years 4 months 17 days
Option Expiration Period Twenty One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			64,500
Number of options exercisable (in shares)			48,717
Exercise price (in USD per share) | $ / shares				14.37
Estimated grant date fair value | $		516
Weighted average remaining life	8 years 7 months 28 days
Option Expiration Period Twenty Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			35,000
Number of options exercisable (in shares)			35,000
Exercise price (in USD per share) | $ / shares				10.45
Estimated grant date fair value | $		214
Weighted average remaining life	8 years 11 months 4 days
Option Expiration Period Twenty Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			48,800
Number of options exercisable (in shares)			18,294
Exercise price (in USD per share) | $ / shares				10.00
Estimated grant date fair value | $		195
Weighted average remaining life	9 years 4 months 13 days
Option Expiration Period Twenty Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			80,000
Number of options exercisable (in shares)			30,000
Exercise price (in USD per share) | $ / shares				11.00
Estimated grant date fair value | $		319
Weighted average remaining life	9 years 4 months 13 days
Option Expiration Period Twenty Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			15,000
Number of options exercisable (in shares)			5,625
Exercise price (in USD per share) | $ / shares				11.00
Estimated grant date fair value | $		63
Weighted average remaining life	9 years 4 months 28 days
Option Expiration Period Twenty Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			200,000
Number of options exercisable (in shares)			50,000
Exercise price (in USD per share) | $ / shares				8.39
Estimated grant date fair value | $		551
Weighted average remaining life	9 years 6 months
Option Expiration Period Twenty Seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			44,240
Number of options exercisable (in shares)			11,060
Exercise price (in USD per share) | $ / shares				8.39
Estimated grant date fair value | $		109
Weighted average remaining life	9 years 7 months 13 days
Option Expiration Period Twenty Eight
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding (in shares)			13,430
Number of options exercisable (in shares)			1,678
Exercise price (in USD per share) | $ / shares				$ 11.65
Estimated grant date fair value | $		$ 30
Weighted average remaining life	9 years 9 months